Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,694,712	$ 6,126,663
Less: accumulated depreciation	(3,171,340)	(2,901,990)
Total property, plant and equipment, net	3,523,372	3,224,673
Buildings [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	3,606,526	3,607,134
Plant and machinery [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	983,161	736,003
Furniture and fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	1,229,500	1,065,880
Motor vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	134,328	244,701
Leasehold improvement Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	741,197	295,475
Construction in progress [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross		$ 177,470